EQUITY (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	33,298
Weighted average exercise price	$ 44.92
Weighted average remaining life	6.12
Aggregate intrinsic value	$ 29,748
Number of shares	11,456
Weighted average exercise price	$ 41.01
Weighted average remaining life	2.81
Aggregate intrinsic value	29,748
Exercise Price Range One [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	165
Weighted average exercise price	$ 13.97
Weighted average remaining life	0.07
Aggregate intrinsic value	4,351
Number of shares	165
Weighted average exercise price	$ 13.97
Weighted average remaining life	0.07
Aggregate intrinsic value	4,351
Exercise Price Range Two [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	8
Weighted average exercise price	$ 21.59
Weighted average remaining life	2.54
Aggregate intrinsic value	158
Number of shares	8
Weighted average exercise price	$ 21.59
Weighted average remaining life	2.54
Aggregate intrinsic value	158
Exercise Price Range Three [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	1,072
Weighted average exercise price	$ 32.02
Weighted average remaining life	1.88
Aggregate intrinsic value	8,940
Number of shares	1,072
Weighted average exercise price	$ 32.02
Weighted average remaining life	1.88
Aggregate intrinsic value	8,940
Exercise Price Range Four [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	2,114
Weighted average exercise price	$ 32.65
Weighted average remaining life	1.97
Aggregate intrinsic value	16,299
Number of shares	2,114
Weighted average exercise price	$ 32.65
Weighted average remaining life	1.97
Aggregate intrinsic value	16,299
Exercise Price Range Five [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	13,038
Weighted average exercise price	$ 41.80
Weighted average remaining life	7.44
Aggregate intrinsic value	0
Number of shares	3,368
Weighted average exercise price	$ 42.08
Weighted average remaining life	2.62
Aggregate intrinsic value	0
Exercise Price Range Six [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	3,196
Weighted average exercise price	$ 44.03
Weighted average remaining life	3.10
Aggregate intrinsic value	0
Number of shares	2,915
Weighted average exercise price	$ 44.02
Weighted average remaining life	3.00
Aggregate intrinsic value	0
Exercise Price Range Seven [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	8,946
Weighted average exercise price	$ 49.63
Weighted average remaining life	7.48
Aggregate intrinsic value	0
Number of shares	651
Weighted average exercise price	$ 48.58
Weighted average remaining life	4.06
Aggregate intrinsic value	0
Exercise Price Range Eight [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of shares	4,759
Weighted average exercise price	$ 54.64
Weighted average remaining life	4.97
Aggregate intrinsic value	0
Number of shares	1,163
Weighted average exercise price	$ 53.59
Weighted average remaining life	4.94
Aggregate intrinsic value	$ 0